Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions		Total	Ordinary Shares	Additional Paid- in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Balance, beginning of period (in shares) at Mar. 31, 2022			1,025,000,000
Balance, beginning of period at Mar. 31, 2022		$ 3,548	$ 2	$ 1,214	$ 399	$ 1,933
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		524				524
Other comprehensive income (loss), net of tax		(23)			(23)
Share-based compensation cost		2		2
Balance, ending of period (in shares) at Mar. 31, 2023			1,025,000,000
Balance, ending of period at Mar. 31, 2023		4,051	$ 2	1,216	376	2,457
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		306				306
Other comprehensive income (loss), net of tax		(5)			(5)
Share-based compensation cost		825		825
Issuance of vested shares from share-based payment arrangements (in shares)			18,000,000
Tax withholding on vested shares from share-based payment arrangements (in shares)			(3,000,000)
Tax withholding on vested shares from share-based payment arrangements		(213)		(213)
Reclassification of RSU awards previously liability-classified	[1]	343		343
Distribution to majority ordinary shareholder related to Pelion IOT Limited		$ (12)				(12)
Balance, ending of period (in shares) at Mar. 31, 2024		1,040,000,000	1,040,000,000
Balance, ending of period at Mar. 31, 2024		$ 5,295	$ 2	2,171	371	2,751
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		792				792
Other comprehensive income (loss), net of tax		1			1
Share-based compensation cost		820		820
Issuance of vested shares from share-based payment arrangements (in shares)			17,000,000
Tax withholding on vested shares from share-based payment arrangements		$ (69)		(69)
Balance, ending of period (in shares) at Mar. 31, 2025		1,057,000,000	1,057,000,000
Balance, ending of period at Mar. 31, 2025		$ 6,839	$ 2	$ 2,922	$ 372	$ 3,543

[1]	Includes $212 million of share-based compensation cost recognized in the fiscal year ended March 31, 2024 for RSU awards previously liability-classified.